Revenue and Consolidated Segment Data - Schedule of Depreciation and Amortization by Segment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Depreciation and amortization:
Depreciation and amortization	$ 439,913	$ 400,520
Operating Segments [Member]
Depreciation and amortization:
Depreciation and amortization	1,728,669	1,596,363
Secured Logistics Business [Member] | Operating Segments [Member]
Depreciation and amortization:
Depreciation and amortization	1,493,574	1,379,046
AI&Robotics Solution Business [Member] | Operating Segments [Member]
Depreciation and amortization:
Depreciation and amortization	219,692	201,853
Corporate and others [Member] | Operating Segments [Member]
Depreciation and amortization:
Depreciation and amortization	$ 15,403	$ 15,464